Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities	Financial Assets and Liabilities
Financial Risk Management
The Group's activities expose it to a variety of financial risks: market risk (including currency risk, equity price risk, and interest rate risk), credit risk and liquidity risk. The Group's overall risk management approach focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.
Management regularly reviews the Group's risk management objectives to ensure that risks are identified and managed appropriately. The board of directors is made aware of and reviews management's risk assessments prior to entering into significant transactions.
Market risk
Currency risk
The Group operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. Our exposures primarily consist of the Australian dollar (“AUD”), British pound, Euro (“EUR”), Japanese yen, Philippine peso, Indian rupee and Canadian dollar. Foreign exchange risk arises from commercial transactions and recognized financial assets and liabilities denominated in a currency other than the U.S. dollar (“USD”). The Group’s foreign exchange policy is reviewed annually by the Group’s Audit Committee and requires the Group to monitor its foreign exchange exposure on a regular basis.
The substantial majority of our sales contracts are denominated in U.S. dollars, and our operating expenses are generally denominated in the local currencies of the countries where our operations are located. We therefore benefit from a strengthening of the U.S. dollar and are adversely affected by the weakening of the U.S. dollar.
We have a hedging program in place and enter into derivative transactions to manage certain foreign currency exchange risks that arise in the Group’s ordinary business operations. We enter into master netting agreements with financial institutions to execute our hedging program. We recognize all hedging derivative instruments as either assets or liabilities on our consolidated statements of financial position and measure them at fair value. We have the rights to net certain hedging derivative assets and liabilities, but we currently present them on the gross basis. Gains and losses resulting from changes in fair value are accounted for depending on the use of the derivative and whether it is designated and qualifies for hedge accounting.
Our master netting agreements are with select financial institutions to reduce our credit risk, and we trade with several counterparties to reduce our concentration risk with any single counterparty. We do not have significant exposure to counterparty credit risk at this time. We do not require nor are we required to post collateral of any kind related to our foreign currency derivatives.
Cash flow hedging
We enter into foreign exchange forward contracts with the objective to mitigate certain currency risks associated with forecast cost of revenues and operating expenses denominated in Australian dollars. These foreign exchange forward contracts are designated as cash flow hedges.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the foreign exchange and forward contracts match the terms of the expected highly probable forecast transactions (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the foreign exchange and forward contracts are identical to the hedged risk components. We measure ineffectiveness in a cash flow hedge relationship using the hypothetical derivative method. Ineffectiveness occurs only if the present value of the cumulative gain or loss on the derivative instrument exceeds the present value of the cumulative gain or loss on the hypothetical derivative, which is used to measure changes of expected future cash flow. Ineffectiveness mainly rises from the differences in the timing of the cash flows of the hedged items and the hedging instruments.
It is our policy to enter into cash flow hedges to hedge cost of revenues and operating expenses up to 24 months.
Balance sheet hedging
We also enter into foreign exchange forward contracts to hedge a portion of certain foreign currency denominated monetary assets and liabilities to reduce the risk that such foreign currency assets or liabilities will be adversely affected by changes in exchange rates. These contracts hedge monetary assets and liabilities that are denominated in non-functional currencies. These contracts do not subject us to material balance sheet risk due to exchange rate movements because gains and losses on these derivatives are intended to offset gains and losses on the monetary assets and liabilities being hedged.
Foreign currency exchange rate exposure

The Group hedges material foreign currency denominated monetary assets and liabilities using balance sheet hedges. The fluctuations in the fair market value of balance sheet hedges due to foreign currency rates generally offset those of the hedged items, resulting in no material effect on profit. Consequently, we are primarily exposed to significant foreign currency exchange rate fluctuations with regard to the spot component of derivatives held within a designated cash flow hedge relationship affecting other comprehensive income.
The following table sets forth foreign currency sensitivity analysis of a hypothetical 10% change in exchange rate of the U.S. dollar against the Australian dollar to our cash flow hedging portfolio:

Foreign Currency Sensitivity	Effect on other comprehensive income, before tax
	2020	2019
	(U.S. $ in thousands)
Foreign currency forward contracts - cash flow hedging:
U.S. dollar +10%, decrease in fair value of foreign currency forward contracts	$(26,999)	$(22,526)
U.S. dollar -10%, increase in fair value of foreign currency forward contracts	26,999	22,526
Equity Price Risk
The Group is exposed to equity price risk in connection with our Notes, including exchange and settlement provisions based on the price of our Class A ordinary shares at exchange or maturity of the Notes. In addition, the capped call transactions associated with the Notes also include settlement provisions that are based on the price of our Class A ordinary shares. The amount of cash we may receive from capped call counterparties in connection with the capped calls is determined by the price of our Class A ordinary shares. The Group is also exposed to equity price risk in connection with our equity investments. The Group’s marketable and non-marketable equity investments are susceptible to market price risk from uncertainties about future values of the investment securities.

The following table sets forth equity price sensitivity analysis of a hypothetical 10% change in share prices:

Equity Price Sensitivity	Effect on other non-operating expense, net		Effect on other comprehensive income, before tax
	2020	2019	2020	2019
	(U.S. $ in thousands)
Fair Value change of the Exchange and Capped Call Derivatives:
Increase in our share price of 10%	$(192,641)	$(122,443)	$—	$—
Decrease in our share price of 10%	184,784	116,343	—	—

Fair value change of marketable equity investments:
Increase in respective share prices of 10%	—	—	10,019	5,893
Decrease in respective share prices of 10%	—	—	(10,019)	(5,893)

Interest rate risk
Our cash equivalents and investment portfolio are subject to market risk due to changes in interest rates. Fixed rate securities may have their market value adversely impacted due to a rise in interest rates. As of June 30, 2020, the Group had cash and cash equivalents totaling $1.5 billion and short-term investments totaling $676.1 million.
The following table sets forth an interest rate sensitivity analysis of a hypothetical 100 basis point change in interest rates. This estimate is based on a sensitivity model that measures market value changes when changes in interest rates occur:

Interest Rate Sensitivity	Effect on other comprehensive income, before tax
	2020	2019
	(U.S. $ in thousands)
Change in market value of debt investments:
Interest Rate +100bps, decrease in market value of debt investments	$(5,397)	$(2,285)
Interest Rate -100bps, increase in market value of debt investments	1,617	2,285

Credit risk
The Group is exposed to credit risk arising from cash and cash equivalents, deposits with banks and financial institutions, investments, foreign exchange derivative contracts, and capped call transactions related to our issuance of the Notes, as well as credit exposures to customers, including outstanding receivables and committed transactions. Credit risk is managed on a Group basis.
The Group has a minimum credit rating requirement for banks and financial institutions with which it transacts. The Group’s investments are governed by a corporate investment policy with a minimum credit rating and concentration limits for all securities.
The Group is exposed to credit risk in the event of non-performance by the counterparties to our foreign exchange derivative contracts and our capped call transactions at maturity. To reduce the credit risk, we continuously monitor credit quality of our counterparties to such derivatives. We believe the risk of non-performance under these contracts is remote.
The Group's customer base is highly diversified, thereby limiting credit risk. Our credit policy typically requires payment within 30-45 days, and we establish credit limits for each customer based on our internal guidelines. The Group does not hold collateral as security or call on other credit enhancements. The Group manages its credit risk with customers by closely monitoring its receivables and contract assets. We continuously monitor outstanding receivables locally to assess whether there is objective evidence that our trade receivables and contract assets are credit-impaired. An impairment analysis is performed at each reporting date using a provision matrix to measure ECLs. The provision rates are based on days past due. Please refer to Note 9, “Trade Receivables” for the details of receivables, credit concentration, and ECL allowance.
Liquidity risk
Liquidity risk is the risk that the group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group’s primary source of cash is cash generated from business operations.
The table below presents the contractual undiscounted cash flows relating to the Group’s financial liabilities at the balance sheet date. The cash flows are grouped based on the remaining period to the contractual maturity date. The Group has sufficient funds, including its cash, cash equivalents, short-term investments and expected cash flows from operations, to meet these commitments as they become due. The Group may enter into financial transactions to secure additional funding to supplement existing cash flows or to maintain financial flexibility.
Contractual maturities of financial liabilities are as follows:

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
	(U.S. $ in thousands)
As of June 30, 2020
Financial liabilities:
Trade and other payables	$202,570	$—	$—	$—	$202,570
Lease liabilities (1)	41,584	109,015	54,325	92,158	297,082
Derivative liabilities	1,507	2	—	—	1,509
Exchangeable senior notes (2)	2,211,244	—	—	—	2,211,244
	$2,456,905	$109,017	$54,325	$92,158	$2,712,405
As of June 30, 2019
Financial liabilities:
Trade and other payables	$159,487	$—	$—	$—	$159,487
Derivative liabilities	3,879	74	—	—	3,953
Exchangeable senior notes (2)	1,604,923	—	—	—	1,604,923
	$1,768,289	$74	$—	$—	$1,768,363
(1) Lease liabilities represent undiscounted lease payments excluding certain low-value and short-term leases, refer to Note 12, “Leases” for details.
(2) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2020 and 2019, respectively. Refer to Note 16, “Exchangeable Senior Notes” for details.
Capital risk management
For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other capital reserves attributable to the equity holders of the parent. The primary objective of the Group's capital structure management is to ensure that it maintains an appropriate capital structure to support its business and maximize shareholder value. The Group manages its capital structure and adjusts it based on business needs and economic conditions. No material changes were made to the process of managing capital during the fiscal years ended June 30, 2020 and 2019. During the fiscal year ended June 30, 2018, the Group issued $1.0 billion of the Notes for working capital and other corporate purposes, including acquiring complementary businesses, products, services or technologies.
To maintain or adjust the capital structure, the Group may return capital to shareholders, issue new shares, or consider external financing alternatives. The Group does not have any present or future plan to pay dividends on its shares.
Fair Value Measurements
The following table presents the Group’s financial assets and liabilities as of June 30, 2020, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$439,947	$—	$—	$439,947
U.S. treasury securities	—	5,599	—	5,599
Agency securities	—	8,749	—	8,749
Commercial paper	—	167,248	—	167,248
Corporate debt securities	—	27,365	—	27,365
Short-term investments:
U.S. treasury securities	—	296,118	—	296,118
Agency securities	—	24,586	—	24,586
Certificates of deposit and time deposits	—	12,052	—	12,052
Commercial paper	—	31,937	—	31,937
Corporate debt securities	—	308,651	—	308,651
Municipal securities	—	2,728	—	2,728
Current derivative assets:
Derivative assets - hedging	—	16,879	—	16,879
Derivative assets - capped call transactions	—		310,608	310,608
Other non-current assets:
Certificates of deposit and time deposits	—	3,347	—	3,347
Marketable equity securities	100,187	—	—	100,187
Non-marketable equity securities	—	—	3,750	3,750
Total assets measured at fair value	$540,134	$905,259	$314,358	$1,759,751

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$1,507	$—	$1,507
Derivative liabilities - exchangeable feature of Notes	—	—	1,283,089	1,283,089
Non-current derivative liabilities:
Derivative liabilities - hedging	—	2	—	2
Total liabilities measured at fair value	$—	$1,509	$1,283,089	$1,284,598
The following table presents the Group’s financial assets and liabilities as of June 30, 2019, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$593,696	$—	$—	$593,696
U.S. treasury securities	—	6,996	—	6,996
Agency securities	—	8,084	—	8,084
Certificates of deposit and time deposits	—	9,844	—	9,844
Commercial paper	—	67,327	—	67,327
Corporate debt securities	—	7,560	—	7,560
Short-term investments:
U.S. treasury securities	—	101,759	—	101,759
Agency securities	—	26,966	—	26,966
Certificates of deposit and time deposits	—	20,466	—	20,466
Commercial paper	—	94,035	—	94,035
Corporate debt securities	—	201,820	—	201,820
Current derivative assets:
Derivative assets - hedging	—	559	—	559
Derivative assets - capped call transactions	—	—	214,597	214,597
Non-current derivative assets:
Derivative assets - hedging	—	77	—	77
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Marketable equity securities	58,932	—	—	58,932
Non-marketable equity securities	—	—	3,000	3,000
Total assets measured at fair value	$652,628	$549,153	$217,597	$1,419,378

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$3,879	$—	$3,879
Derivative liabilities - exchangeable feature of Notes	—	—	851,126	851,126
Non-current derivative liabilities:
Derivative liabilities - hedging	—	74	—	74
Total liabilities measured at fair value	$—	$3,953	$851,126	$855,079
Due to the short-term nature of trade receivables, contract assets and trade and other payables, their carrying amount is assumed to approximate their fair value.
Determination of fair value
The following table sets forth a description of the valuation techniques and the inputs used in fair value measurement:

Type	Valuation Technique	Inputs
Money market fund	Quoted price in active market	N/A
Marketable debt securities	Quoted market price to the extent possible or alternative pricing sources and models utilizing market observable inputs	N/A
Marketable equity securities	Quoted price in active market	N/A
Non-marketable equity securities	Publicly available financing round valuation	N/A
Foreign currency forward contracts	Discounted cash flow	Foreign currency spot and forward rate Interest rate Credit quality of counterparties
Exchange and Capped Call Derivatives	Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
Exchangeable senior notes	Quoted market price	N/A
Level 3 financial instruments disclosure
In April 2018, the Group issued $1 billion in Notes and entered into related capped call transactions. Please refer to Note 16, “Exchangeable Senior Notes” for details. Exchange and Capped Call Derivatives are classified as level 3 as the Group uses stock price volatility implied from options traded with a substantially shorter term, which makes this an unobservable input that is significant to the valuation.
The table below present stock price volatility sensitivity analysis of the fair value change assume a 10% higher volatility, holding other inputs constant:

Stock Price Volatility Sensitivity	Effect on Other non-operating expense, net
	2020	2019
	(U.S. $ in thousands)
Stock price volatility range as of fiscal year end	39.2% - 42.8%	43.8% - 47.3%
Fair Value change of the Exchange and Capped Call Derivatives:	$(37,366)	$(46,888)
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable equity investments
	(U.S. $ in thousands)
Balance as of June 30, 2018	$99,932	$(202,553)	$—
Purchases	—	—	23,000
Transfer out	—	—	(20,942)
Gains (losses)
Recognized in finance income	—	—	270
Recognized in other non-operating expense, net	114,665	(648,573)	—
Recognized in other comprehensive income	—	—	672
Balance as of June 30, 2019	214,597	(851,126)	3,000
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2019
Recognized in other non-operating expense, net	114,665	(648,573)	—

Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Purchases	—	1	750
Gains (losses)
Recognized in other non-operating expense, net	96,011	(431,964)	—
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2020
Recognized in other non-operating expense, net	96,011	(431,964)	—
There were no transfers between levels during fiscal year 2020. There were transfers out from Level 3 due to initial public offerings of the respective investees during fiscal year 2019.
Investments
As of June 30, 2020, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$294,103	$2,017	$(2)	$296,118
Agency securities	24,280	306	—	24,586
Certificates of deposit and time deposits	15,399	—	—	15,399
Commercial paper	31,937	—	—	31,937
Corporate debt securities	305,448	3,205	(2)	308,651
Municipal securities	2,700	28	—	2,728
Total debt investments	$673,867	$5,556	$(4)	$679,419
Equity Investments
Marketable equity securities	$20,270	$79,917	$—	$100,187
Non-marketable equity securities	3,750	—	—	3,750
Total equity investments	$24,020	$79,917	$—	$103,937
Total investments	$697,887	$85,473	$(4)	$783,356
As of June 30, 2020, the Group had $676.1 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position. Additionally, the Group had marketable equity securities totaling $100.2 million, non-marketable equity securities totaling $3.8 million, and certificates of deposit and time deposits totaling $3.3 million which were classified as long-term and were included in other non-current assets on the Group’s consolidated statements of financial position.
As of June 30, 2019, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$101,563	$203	$(7)	$101,759
Agency securities	26,936	33	(3)	26,966
Certificates of deposit and time deposits	24,126	—	—	24,126
Commercial paper	94,035	—	—	94,035
Corporate debt securities	201,552	292	(24)	201,820
Total debt investments	$448,212	$528	$(34)	$448,706
Equity Investments
Marketable equity securities	$20,270	$38,662	$—	$58,932
Non-marketable equity securities	3,000	—	—	3,000
Total equity investments	$23,270	$38,662	$—	$61,932
Total investments	$471,482	$39,190	$(34)	$510,638
As of June 30, 2019, the Group had $445.0 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position. Additionally, the Group had marketable equity securities totaling $58.9 million, non-marketable equity securities totaling $3.0 million, and certificates of deposit and time deposits totaling $3.7 million which were classified as long-term and were included in other non-current assets on the Group’s consolidated statements of financial position.
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Unrealized gains (losses) recognized in other comprehensive income	$46,975	$40,017	$(601)
Gains (losses) recognized into profit or loss	$697	$15	$(15)
The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$443,324	$442,964
Due after one year	236,095	5,742
Total investments	$679,419	$448,706
Derivative financial instruments
The Group has derivative instruments that are used for hedging activities as discussed below and derivative instruments relating to the Notes and the capped calls as discussed in Note 16, “Exchangeable Senior Notes.”
The fair value of the hedging derivative instruments were as follows:

		As of June 30,
	Statement of Financial Position Location	2020	2019
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$14,195	$247
Foreign exchange forward contracts	Other non-current assets	—	77
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	2,684	312
Total derivative assets		$16,879	$636

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$1,164	$3,854
Foreign exchange forward contracts	Other non-current liabilities	2	74
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	343	25
Total derivative liabilities		$1,509	$3,953
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2020 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
AUD/USD forward contracts:
Notional amount	$393,705	$8,441	$402,146	$256,890	$145,256	$402,146
Average forward rate	0.6610	0.6844	—	0.6536	0.6754	—
EUR/USD forward contracts:
Notional amount	7,205	—	7,205	—	7,205	7,205
Average forward rate	1.1179	—	—	—	1.1179	—
Total	$400,910	$8,441	$409,351	$256,890	$152,461	$409,351
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2019 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
AUD/USD forward contracts:
Notional amount	$253,472	$14,477	$267,949	$230,264	$37,685	$267,949
Average forward rate	0.7156	0.7085	—	0.7181	0.6979	—
EUR/USD forward contracts:
Notional amount	6,202	—	6,202	—	6,202	6,202
Average forward rate	1.1302	—	—	—	1.1302	—
Total	$259,674	$14,477	$274,151	$230,264	$43,887	$274,151
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Gains (losses) recognized into general and administrative - ineffective portion	$(159)	$24	$12
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$3,048	$(8,369)	$(4,387)
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$(13,663)	$(9,908)	$3,954
Recognized in cost of revenues	(807)	(713)	134
Recognized in research and development	(9,647)	(6,935)	2,532
Recognized in marketing and sales	(273)	(194)	112
Recognized in general and administrative	(2,936)	(2,066)	1,176

Change in fair value used for measuring ineffectiveness:
Cash flow hedging instruments	$2,889	$(8,345)	$(4,375)
Hedged item - highly probable forecast purchases	3,048	(8,369)	(4,387)